Note 3 - Fair Value Measurement - Schedule of Assets at Fair Value (Details) - EBP 34-0214400 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Total assets at fair value	$ 62,765,544	$ 55,372,481
Fair Value, Inputs, Level 1 [Member]
Total assets at fair value	35,252,190	51,119,134
Mutual Fund [Member]
Total assets at fair value	33,113,532	49,000,462
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Total assets at fair value	33,113,532	49,000,462
EBP, Pooled Separate Account [Member]
Total assets at fair value	27,513,354	4,253,347
EBP, Pooled Separate Account [Member] | Fair Value, Inputs, Level 1 [Member]
Total assets at fair value	0	0
EBP, Employer, Common Stock [Member]
Total assets at fair value	2,138,658	2,118,672
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Total assets at fair value	$ 2,138,658	$ 2,118,672